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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21108

                        Pioneer Fundamental Growth Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  March 31


Date of reporting period:  April 1, 2010 through March 31, 2011


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


Pioneer Fundamental
Growth Fund

--------------------------------------------------------------------------------
Annual Report | March 31, 2011
--------------------------------------------------------------------------------


Ticker Symbols:
Class A   PIGFX
Class B   FUNBX
Class C   FUNCX
Class Y   FUNYX



[LOGO] PIONEER
       Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents


Letter to Shareowners                                         2
Portfolio Management Discussion                               4
Portfolio Summary                                             8
Prices and Distributions                                      9
Performance Update                                           10
Comparing Ongoing Fund Expenses                              14
Schedule of Investments                                      16
Financial Statements                                         22
Notes to Financial Statements                                30
Report of Independent Registered Public Accounting Firm      40
Approval of Investment Advisory Agreement                    42
Trustees, Officers and Service Providers                     46


                 Pioneer Fundamental Growth Fund | Annual Report | 3/31/11     1

President's Letter

Dear Shareowner,

In 2010, the U.S. economy moved forward on a slow path to recovery. But with the memory of a deep recession still lingering, businesses and consumers remained cautious about both investing and spending. While business fundamentals showed signs of improvement, there was still a reluctance to hire, and high unemployment remained a problem throughout the year. Wary investors, concerned about risk, gravitated towards cash and bonds for most of 2010, until better economic news in the final few months of the year caused a slight shift in investor sentiment back towards stocks, thus lifting equity returns.

Pioneer remains generally optimistic about the prospects for economic recovery. The recovery process may occur more slowly than many would like, and may be accompanied by short-term market swings. But our investment professionals are finding what we believe are good opportunities to invest in both equities and bonds.

At Pioneer, we have long advocated the benefits of staying diversified and investing for the long term. The strategy has generally performed well for many investors. For instance, bond markets certainly rewarded investors for most of 2010, while equity markets barely budged, even though equity valuations were inexpensive relative to bonds and compared with historic levels -- conditions which represented potentially good value for long-term investors. Ultimately, many of those long-term investors were rewarded when the equity markets finally rallied over the last few months of 2010.

Pioneer has not changed the basic approach to investing that we have used for more than 80 years. We remain focused on company fundamentals and risk management. Our investment process is based on careful research into individual companies, quantitative analysis, and active portfolio management. This three-pillared process, which we apply to each of our portfolios, is supported by an integrated team approach and is designed to carefully balance risk and reward. Our experienced professionals devote themselves to the careful research needed to identify investment opportunities in markets around the world.

Our advice, as always, is to work closely with a trusted financial advisor to discuss your goals and work together to develop an investment strategy that meets


2     Pioneer Fundamental Growth Fund | Annual Report | 3/31/11
your individual needs. There is no single best strategy that works for every investor.

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at www.pioneerinvestments.com. We greatly appreciate your trust in us and we thank you for investing with Pioneer.


Sincerely,


/s/ Daniel K. Kingsbury


Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


                 Pioneer Fundamental Growth Fund | Annual Report | 3/31/11     3

Portfolio Management Discussion | 3/31/11

Despite experiencing significant volatility at times, the U.S. stock market generated solid returns over the 12 months ended March 31, 2011, as investors grew more confident that the economic recovery would continue and that corporations would be able to expand their earnings. In that environment, stocks of larger-cap growth companies tended to outperform the stocks of large-cap value companies, as well as the overall market. In the following interview, Timothy Mulrenan and Andrew Acheson discuss the factors that affected the performance of Pioneer Fundamental Growth Fund during the 12-month period ended March 31, 2011. Mr. Mulrenan, vice president, is responsible for day-to-day portfolio management of the Fund and is supported by Mr. Acheson, senior vice president, and Pioneer's domestic equity team.

Q  How did the Fund perform during the 12 months ended March 31, 2011?

A Pioneer Fundamental Growth Fund Class A shares returned 11.23% at net asset value over the 12 months ended March 31, 2011, while the Fund's benchmark, the Russell 1000 Growth Index (Russell Index), returned 18.26%. Over the same period, the average return of the 823 mutual funds in Lipper's Large Cap Growth Fund category was 16.06%.

Q What were the principal factors that affected the Fund's performance over the 12 months ended March 31, 2011?

A The 12-month period actually included two contrasting cycles with very different market environments. The first five months of the Fund's fiscal year (April through August 2010) saw a significant amount of volatility in the market, with most major benchmarks posting negative results. During that five-month span, investors were concerned about the potential end of the highly accommodative monetary policies of the Federal Reserve Board (the Fed) and were worried that an early end of the monetary stimulus could jeopardize the economic recovery. Meanwhile, other concerns surfaced as the government of Greece risked defaulting on its debt obligations. Investors feared that sovereign debt problems could surface in several other European nations and potentially slow down the recovery in the United States. The combination of the feared loss of monetary stimulus in the U.S. and the worries about sovereign debt problems in Europe were enough to create apprehension about the sustainability of the economic recovery.

   The market unease abruptly ended in late August 2010, however, when Fed Chairman Ben Bernanke gave a speech announcing the Fed's plans to initiate a second round of quantitative easing ("QE2"), which involved the Fed's buying Treasuries on the open market to inject additional financial


4     Pioneer Fundamental Growth Fund | Annual Report | 3/31/11
   liquidity into the economy. The news was enough to restore investors' confidence that the economic recovery would continue. The stock market then moved back into an upward trajectory that continued almost uninterrupted through the end of the Fund's fiscal year on March 31, 2011.

   The riskier stocks of growth companies that are highly leveraged to the economic cycle led the market's surge, while stable growth stocks that are less sensitive to movements in the business cycle lagged in performance. The best performance during the 12-month period came from stocks in the consumer discretionary, industrials, energy and materials sectors -- groups that are highly leveraged to the economic cycle.

   The Fund produced solid performance on an absolute basis over the 12-month period, but lagged both the benchmark Russell Index and its Lipper peers' average return. The Fund's underweighted exposure to the consumer discretionary and industrials sectors -- two of the four best-performing sectors -- provided a drag on benchmark-relative results. Similarly, our emphasis on more stable growth companies in consumer staples and health care also held back the Fund's relative performance. Both sectors are considered to be more defensive parts of the economy. In addition, health care companies faced additional challenges because of uncertainties about the new national health care reform law and the potential effects of new regulations.

Q What types of individual investments most affected the Fund's relative performance, either positively or negatively, during the 12 months ended March 31, 2011?

A The top positive contributor to the Fund's performance over the 12-month period was National Oilwell Varco, major supplier of equipment, technology and services for the offshore oil drilling industry. As the price of oil jumped globally, drillers placed new orders for more advanced drilling rigs, lifting the prospects for National Oilwell Varco. With the April 2010 BP-Deepwater Horizon explosion and resulting oil spill in the Gulf of Mexico fresh in their memories, oil drillers also wanted access to the latest and safest technologies for future drilling activities. The Fund's investment in off-price retailer Ross Stores also had a significant positive effect on performance. Ross Stores implemented new merchandising programs and inventory control systems to gain the full benefit of shoppers' increased interest in value-priced apparel.

   While the Fund's positioning in health care generally produced disappointing results, an investment in Edwards Life Sciences did provide a major lift to portfolio performance. Edwards, a leader in the development of heart valve replacement products, saw its stock value appreciate on news of successful clinical trials for a prospective new valve product. The new technology potentially could expand the number of valve replacement procedures


                 Pioneer Fundamental Growth Fund | Annual Report | 3/31/11     5
   through the use of less-invasive surgical techniques. Another standout performer for the Fund over the 12-month period was technology company
   Apple, whose stock price continued to rise as the company introduced successful new generations of the iPhone, its smart phone product, and the iPad, its tablet product.

   The biggest detractor from Fund results was an investment in Teva Pharmaceutical, which was beset by fears that its successful multiple sclerosis product could face growing competition from both branded and generic drugs. We have, however, maintained the Fund's position in Teva, which is the global leader in the generic pharmaceuticals industry. We think the company has a favorable outlook, although we are watching closely for any new clinical data related to potential competitive products and their possible impacts on Teva's multiple sclerosis franchise.

   While the Fund also remained an investor in another disappointing holding, CVS/Caremark, we did trim the portfolio's position in the company. Although the CVS pharmacy retail business performed well during the 12-month period, the company continued to face challenges in growing its Caremark pharmacy benefit management business. We retained the Fund's position in CVS/Caremark because of its attractive stock value and because we think both retail pharmacies and pharmacy benefits managers should be able to grow their profits as an anticipated new wave of generic drug profits hits the market. Another Fund investment that lagged during the 12-month period was credit card and debit card processor MasterCard. The company's share price did not keep up with the overall market because of concerns about proposed regulatory limits on fees that could be charged for debit card purchases. We continued to hold the MasterCard position in the Fund's portfolio. However, we did sell another disappointing holding, technology giant Cisco Systems. Cisco, the leader in the information technology networking business, saw demand for its products and services soften in the face of increasing challenges from smaller competitors that often were perceived as offering more advanced technologies.

Q  What is your investment outlook?

A Our outlook remains positive, especially for the stable growth stocks that we emphasize in the Fund's portfolio. Hard data about the economy strongly suggests that the recovery will continue and that the economy either will move or already has moved into a new phase in the economic cycle, in which the expansion can be self-sustaining. However, the economic data also suggest that the pace of growth will be somewhat slower than historical trends would indicate, both because of the lingering effects of the financial crisis of 2007-2008 and because of uncertainties resulting from a more onerous regulatory environment. Nevertheless, the corporate profit outlook looks particularly strong, which should bode well for job creation and increased corporate capital investments.


6     Pioneer Fundamental Growth Fund | Annual Report | 3/31/11

   One major development that will be watched closely is the economy's overall growth rate after the Fed's QE2 program expires in June 2011. The stock market surge during the past two years has been largely driven by investor optimism about the effects of the Fed's accommodative monetary policy. It will be interesting to see how both the economy and the capital markets react to the beginning of the withdrawal of this accommodation. The capital markets also will be closely watching to see how Congress handles the debt-ceiling issue, as the health of the Treasury market exerts a major influence on the markets in general.

   One question that could affect profit growth and, therefore, stock performance, is whether corporations are able to maintain their profit margins and high growth rates in the face of rising commodity prices. The issue, however, may work in favor of our style of investing for the Fund, with its emphasis on stable growth stocks that are less vulnerable to changes in the business cycle and any moderating of growth trends. While stocks that are highly economically sensitive have led the market for the past two years, they are also more vulnerable to evolving economic processes. Companies that can generate earnings and compete effectively against changing economic backdrops should be able to maintain their profit growth even after the economy moves from recovery into an extended growth trend.

   We think the Fund is particularly well positioned because of its emphasis on corporations with the ability to sustain their profit growth through different phases of the business cycle.


Please refer to the Schedule of Investments on pages 16-21 for a full listing of Fund securities.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

These risks may increase share price volatility.

Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes.


                 Pioneer Fundamental Growth Fund | Annual Report | 3/31/11     7

Portfolio Summary | 3/31/11

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[The following data was represented as a pie chart in the printed material]

U.S. Common Stocks                                       94.3%
Depositary Receipts for International Stocks              4.4%
Temporary Cash Investments                                1.3%


Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[The following data was represented as a pie chart in the printed material]

Information Technology                                   29.4%
Health Care                                              19.0%
Consumer Staples                                         13.2%
Energy                                                   11.7%
Industrials                                              11.0%
Consumer Discretionary                                    6.6%
Materials                                                 6.4%
Financials                                                2.7%


10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*


 1.    Apple, Inc.                          5.84%
 2.    Microsoft Corp.                      4.32
 3.    Google, Inc.                         4.29
 4.    Ross Stores, Inc.                    3.86
 5.    Oracle Corp.                         3.83
 6.    National-Oilwell Varco, Inc.         3.75
 7.    United Technologies Corp.            3.67
 8.    Exxon Mobil Corp.                    3.60
 9.    Coca-Cola Co.                        3.51
10.    3M Co.                               3.40

* This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.


8     Pioneer Fundamental Growth Fund | Annual Report | 3/31/11

Prices and Distributions | 3/31/11


Net Asset Value per Share
--------------------------------------------------------------------------------

------------------------------------------------
     Class           3/31/11           3/31/10
------------------------------------------------
       A             $ 11.86           $ 10.96
------------------------------------------------
       B             $ 11.30           $ 10.53
------------------------------------------------
       C             $ 11.34           $ 10.56
------------------------------------------------
       Y             $ 11.91           $ 10.99
------------------------------------------------


Distributions per Share: 4/1/10-3/31/11
--------------------------------------------------------------------------------

------------------------------------------------------------
                  Net
                Investment     Short-Term       Long-Term
     Class       Income       Capital Gains   Capital Gains
------------------------------------------------------------
       A       $ 0.0188       $ 0.1155          $ 0.1673
------------------------------------------------------------
       B       $  --          $ 0.1155          $ 0.1673
------------------------------------------------------------
       C       $  --          $ 0.1155          $ 0.1673
------------------------------------------------------------
       Y       $ 0.0652       $ 0.1155          $ 0.1673
------------------------------------------------------------

The Russell 1000 Growth Index measures the performance of large-cap U.S. growth stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. It is not possible to invest directly in an index.

The index defined here pertains to the "Value of $10,000 Investment" and "Value of $5 Million Investment" charts on pages 10-13.


                 Pioneer Fundamental Growth Fund | Annual Report | 3/31/11     9

Performance Update | 3/31/11                                      Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Fundamental Growth Fund at public offering price, compared to that of the Russell 1000 Growth Index.

Average Annual Total Returns
(As of March 31, 2011)
----------------------------------------------------------
                           Net Asset       Public Offering
Period                     Value (NAV)     Price (POP)
----------------------------------------------------------
Life-of-Class
(8/22/02)                   6.53%          5.80%
5 Years                     4.26           3.04
1 Year                     11.23           4.83
----------------------------------------------------------


Expense Ratio
(Per prospectus dated August 1, 2010)
----------------------------------------------------------
                           Gross           Net
----------------------------------------------------------
                            1.47%          1.25%
----------------------------------------------------------

[The following data was represented as a mountain chart in the printed material]

Value of $10,000 Investment

                               Pioneer
                             Fundamental      Russell 1000
                             Growth Fund      Growth Index
8/31/2002                       $9,425          $10,000
3/31/2003                       $8,866           $9,501
3/31/2004                      $11,765          $12,559
3/31/2005                      $12,412          $12,705
3/31/2006                      $13,790          $14,374
3/31/2007                      $14,536          $15,389
3/31/2008                      $14,883          $15,274
3/31/2009                      $10,873          $10,037
3/31/2010                      $15,276          $15,031
3/31/2011                      $16,992          $17,775


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects the contractual expense limitation currently in effect through August 1, 2012 for Class A shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


10     Pioneer Fundamental Growth Fund | Annual Report | 3/31/11

Performance Update | 3/31/11                                      Class B Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Fundamental Growth Fund, compared to that of the Russell 1000 Growth Index.

Average Annual Total Returns
(As of March 31, 2011)
----------------------------------------------------------
                           If              If
Period                     Held            Redeemed
----------------------------------------------------------
Life-of-Class
(12/15/05)                  3.49%          3.49%
5 Years                     3.33           3.33
1 Year                     10.26           6.26
----------------------------------------------------------


Expense Ratio
(Per prospectus dated August 1, 2010)
----------------------------------------------------------
                           Gross           Net
----------------------------------------------------------
                            2.53%          2.15%
----------------------------------------------------------

[The following data was represented as a mountain chart in the printed material]

Value of $10,000 Investment

                               Pioneer
                             Fundamental      Russell 1000
                             Growth Fund      Growth Index
12/31/2005                     $10,000          $10,000
3/31/2006                      $10,379          $10,309
3/31/2007                      $10,846          $11,037
3/31/2008                      $11,010          $10,954
3/31/2009                       $7,972           $7,199
3/31/2010                      $11,088          $10,780
3/31/2011                      $12,226          $12,748


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). The maximum CDSC for Class B shares is 4% and declines over five years. For more complete information, please see the prospectus.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects the contractual expense limitation currently in effect through August 1, 2012 for Class B shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


                Pioneer Fundamental Growth Fund | Annual Report | 3/31/11     11

Performance Update | 3/31/11                                      Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Fundamental Growth Fund, compared to that of the Russell 1000 Growth Index.

Average Annual Total Returns
(As of March 31, 2011)
----------------------------------------------------------
                           If             If
Period                     Held           Redeemed
----------------------------------------------------------
Life-of-Class
(12/15/05)                  3.55%          3.55%
5 Years                     3.40           3.40
1 Year                     10.33          10.33
----------------------------------------------------------


Expense Ratio
(Per prospectus dated August 1, 2010)
----------------------------------------------------------
                           Gross          Net
----------------------------------------------------------
                            2.31%          2.15%
----------------------------------------------------------

[The following data was represented as a mountain chart in the printed material]

Value of $10,000 Investment

                               Pioneer
                             Fundamental      Russell 1000
                             Growth Fund      Growth Index
12/31/2005                     $10,000          $10,000
3/31/2006                      $10,369          $10,309
3/31/2007                      $10,836          $11,037
3/31/2008                      $11,000          $10,954
3/31/2009                       $7,974           $7,199
3/31/2010                      $11,108          $10,780
3/31/2011                      $12,255          $12,748

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects the contractual expense limitation currently in effect through August 1, 2012 for Class C shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


12     Pioneer Fundamental Growth Fund | Annual Report | 3/31/11

Performance Update | 3/31/11                                      Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $5 million investment made in Pioneer Fundamental Growth Fund, compared to that of the Russell 1000 Growth Index.

Average Annual Total Returns
(As of March 31, 2011)
----------------------------------------------------------
                           If             If
Period                     Held           Redeemed
----------------------------------------------------------
Life-of-Class
(8/22/02)                   6.32%          6.32%
5 Years                     3.92           3.92
1 Year                     11.84          11.84
----------------------------------------------------------


Expense Ratio
(Per prospectus dated August 1, 2010)
----------------------------------------------------------
                           Gross          Net
----------------------------------------------------------
                            0.97%          0.85%
----------------------------------------------------------

[The following data was represented as a mountain chart in the printed material]

Value of $5 Million Investment

                               Pioneer
                             Fundamental      Russell 1000
                             Growth Fund      Growth Index
8/31/2002                      $5,000,000      $5,000,000
3/31/2003                      $4,701,883      $4,750,630
3/31/2004                      $6,239,540      $6,279,320
3/31/2005                      $6,582,594      $6,352,277
3/31/2006                      $7,313,296      $7,187,157
3/31/2007                      $7,708,878      $7,694,403
3/31/2008                      $7,794,964      $7,636,830
3/31/2009                      $5,623,567      $5,018,617
3/31/2010                      $7,926,888      $7,515,451
3/31/2011                      $8,865,115      $8,887,431


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance shown for Class Y shares for the period prior to the commencement of operations of Class Y shares on April 8, 2009, is the net asset value performance of the Fund's Class A shares, which has not been restated to reflect any differences in expenses, including Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares generally are higher than those of Class Y shares, the performance of Class Y shares prior to their inception would have been higher than the performance shown. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects the contractual expense limitation currently in effect through August 1, 2011 for Class Y shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


                Pioneer Fundamental Growth Fund | Annual Report | 3/31/11     13

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables
--------------------------------------------------------------------------------
Actual Expenses


The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1)  Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Fundamental Growth Fund

Based on actual returns from October 1, 2010 through March 31, 2011.

------------------------------------------------------------------------------------------
Share Class                     A                B                C                Y
------------------------------------------------------------------------------------------
Beginning Account           $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00
Value on 10/1/10
------------------------------------------------------------------------------------------
Ending Account              $ 1,025.07       $ 1,026.73       $ 1,025.56       $ 1,027.94
Value (after expenses)
on 3/31/11
------------------------------------------------------------------------------------------
Expenses Paid               $     6.31       $    10.86       $    10.25       $     3.94
During Period*
------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, 2.15%, 2.03% and 0.78% for Class A, Class B, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).


14     Pioneer Fundamental Growth Fund | Annual Report | 3/31/11

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


Expenses Paid on a $1,000 Investment in Pioneer Fundamental Growth Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from October 1, 2010 through March 31, 2011.

------------------------------------------------------------------------------------------
Share Class                     A                B                C                Y
------------------------------------------------------------------------------------------
Beginning Account           $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00
Value on 10/1/10
------------------------------------------------------------------------------------------
Ending Account              $ 1,018.70       $ 1,014.21       $ 1,014.81       $ 1,021.04
Value (after expenses)
on 3/31/11
------------------------------------------------------------------------------------------
Expenses Paid               $     6.29       $    10.80       $    10.20       $     3.93
During Period*
------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, 2.15%, 2.03% and 0.78% for Class A, Class B, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).


                Pioneer Fundamental Growth Fund | Annual Report | 3/31/11     15

Schedule of Investments | 3/31/11

-------------------------------------------------------------------------
Shares                                                        Value
-------------------------------------------------------------------------
             COMMON STOCKS -- 97.9%
             ENERGY -- 11.4%
             Integrated Oil & Gas -- 5.5%
154,450      Exxon Mobil Corp.                               $ 12,993,879
 71,600      Occidental Petroleum Corp.                         7,481,484
                                                             ------------
                                                             $ 20,475,363
-------------------------------------------------------------------------
             Oil & Gas Equipment & Services -- 3.7%
170,800      National-Oilwell Varco, Inc.                    $ 13,539,316
-------------------------------------------------------------------------
             Oil & Gas Exploration & Production -- 2.2%
189,900      Southwestern Energy Co.*                        $  8,160,003
                                                             ------------
             Total Energy                                    $ 42,174,682
-------------------------------------------------------------------------
             MATERIALS -- 6.3%
             Fertilizers & Agricultural Chemicals -- 0.8%
 41,555      Monsanto Co.                                    $  3,002,764
-------------------------------------------------------------------------
             Gold -- 1.6%
110,830      Newmont Mining Corp.                            $  6,049,101
-------------------------------------------------------------------------
             Industrial Gases -- 2.9%
103,370      Praxair, Inc.                                   $ 10,502,392
-------------------------------------------------------------------------
             Specialty Chemicals -- 1.0%
 72,900      Ecolab, Inc.                                    $  3,719,358
                                                             ------------
             Total Materials                                 $ 23,273,615
-------------------------------------------------------------------------
             CAPITAL GOODS -- 8.4%
             Aerospace & Defense -- 3.6%
156,655      United Technologies Corp.                       $ 13,260,846
-------------------------------------------------------------------------
             Industrial Conglomerates -- 3.3%
131,245      3M Co.                                          $ 12,271,408
-------------------------------------------------------------------------
             Trading Companies & Distributors -- 1.5%
 38,500      W.W. Grainger, Inc. (b)                         $  5,300,680
                                                             ------------
             Total Capital Goods                             $ 30,832,934
-------------------------------------------------------------------------
             TRANSPORTATION -- 2.4%
             Air Freight & Couriers -- 2.4%
120,030      United Parcel Service, Inc.                     $  8,920,630
                                                             ------------
             Total Transportation                            $  8,920,630
-------------------------------------------------------------------------
             CONSUMER SERVICES -- 0.9%
             Restaurants -- 0.9%
 91,100      Starbucks Corp.                                 $  3,366,145
                                                             ------------
             Total Consumer Services                         $  3,366,145
-------------------------------------------------------------------------
             MEDIA -- 1.8%
             Movies & Entertainment -- 1.8%
139,845      Viacom, Inc. (Class B)                          $  6,505,589
                                                             ------------
             Total Media                                     $  6,505,589
-------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

16     Pioneer Fundamental Growth Fund | Annual Report | 3/31/11

---------------------------------------------------------------------------
Shares                                                          Value
---------------------------------------------------------------------------
             RETAILING -- 3.8%
             Apparel Retail -- 3.8%
196,070      Ross Stores, Inc. (b)                             $ 13,944,498
                                                               ------------
             Total Retailing                                   $ 13,944,498
---------------------------------------------------------------------------
             FOOD & DRUG RETAILING -- 1.8%
             Drug Retail -- 1.8%
195,800      CVS/Caremark Corp.                                $  6,719,856
                                                               ------------
             Total Food & Drug Retailing                   $  6,719,856
---------------------------------------------------------------------------
             FOOD, BEVERAGE & TOBACCO -- 9.4%
             Brewers -- 1.1%
 66,200      Anheuser-Busch InBev NV (A.D.R.)                  $  3,784,654
---------------------------------------------------------------------------
             Soft Drinks -- 5.6%
191,190      Coca-Cola Co.                                     $ 12,685,457
123,800      PepsiCo, Inc.                                        7,973,958
                                                               ------------
                                                               $ 20,659,415
---------------------------------------------------------------------------
             Tobacco -- 2.7%
153,100      Philip Morris International                       $ 10,047,953
                                                               ------------
             Total Food, Beverage & Tobacco                $ 34,492,022
---------------------------------------------------------------------------
             HOUSEHOLD & PERSONAL PRODUCTS -- 1.7%
             Household Products -- 1.7%
104,700      Procter & Gamble Co.                          $  6,449,520
                                                               ------------
             Total Household & Personal Products           $  6,449,520
---------------------------------------------------------------------------
             HEALTH CARE EQUIPMENT & SERVICES -- 9.1%
             Health Care Equipment -- 6.7%
211,345      Baxter International, Inc.                        $ 11,364,021
171,400      Covidien, Ltd.                                       8,902,516
 51,640      Edwards Lifesciences Corp.*                          4,492,680
                                                               ------------
                                                               $ 24,759,217
---------------------------------------------------------------------------
             Health Care Services -- 2.4%
104,400      DaVita, Inc.*                                     $  8,927,244
                                                               ------------
             Total Health Care Equipment & Services        $ 33,686,461
---------------------------------------------------------------------------
             PHARMACEUTICALS & BIOTECHNOLOGY -- 9.5%
             Life Sciences Tools & Services -- 3.2%
212,030      Thermo Fisher Scientific, Inc.*                   $ 11,778,267
---------------------------------------------------------------------------
             Pharmaceuticals -- 6.3%
108,300      Allergan, Inc.                                    $  7,691,466
140,600      Hospira, Inc.*                                       7,761,120
152,623      Teva Pharmaceutical Industries, Ltd. (A.D.R.)        7,657,096
                                                               ------------
                                                               $ 23,109,682
                                                               ------------
             Total Pharmaceuticals & Biotechnology         $ 34,887,949
---------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                Pioneer Fundamental Growth Fund | Annual Report | 3/31/11     17

-------------------------------------------------------------------------
Shares                                                        Value
-------------------------------------------------------------------------
            DIVERSIFIED FINANCIALS -- 1.3%
            Specialized Finance -- 1.3%
 37,765     Intercontinental Exchange, Inc.*                 $  4,665,488
                                                             ------------
            Total Diversified Financials                     $  4,665,488
-------------------------------------------------------------------------
            INSURANCE -- 1.4%
            Property & Casualty Insurance -- 1.4%
245,630     Progressive Corp.                                $  5,190,162
                                                             ------------
            Total Insurance                                  $  5,190,162
-------------------------------------------------------------------------
            SOFTWARE & SERVICES -- 17.1%
            Data Processing & Outsourced Services -- 4.9%
290,410     Western Union Co.                                $  6,031,816
 48,520     MasterCard, Inc.                                   12,213,454
                                                             ------------
                                                             $ 18,245,270
-------------------------------------------------------------------------
            Internet Software & Services -- 4.2%
 26,430     Google, Inc.*                                    $ 15,493,530
-------------------------------------------------------------------------
            Systems Software -- 8.0%
615,090     Microsoft Corp.                                  $ 15,598,682
414,320     Oracle Corp.                                       13,825,858
                                                             ------------
                                                             $ 29,424,540
                                                             ------------
            Total Software & Services                    $ 63,163,340
-------------------------------------------------------------------------
            TECHNOLOGY HARDWARE & EQUIPMENT -- 8.5%
            Communications Equipment -- 2.8%
186,910     Qualcomm, Inc.                                   $ 10,248,275
-------------------------------------------------------------------------
            Computer Hardware -- 5.7%
 60,515     Apple, Inc.*                                     $ 21,089,931
                                                             ------------
            Total Technology Hardware & Equipment        $ 31,338,206
-------------------------------------------------------------------------
            SEMICONDUCTORS -- 3.1%
            Semiconductor Equipment -- 1.2%
102,800     ASM Lithography Holdings NV (A.D.R.)             $  4,574,600
-------------------------------------------------------------------------
            Semiconductors -- 1.9%
346,410     Intel Corp.                                      $  6,987,090
                                                             ------------
            Total Semiconductors                             $ 11,561,690
-------------------------------------------------------------------------
            TOTAL COMMON STOCKS
            (Cost $253,230,178)                              $361,172,787
-------------------------------------------------------------------------


------------------------------------------------------------------------
Principal
Amount ($)
------------------------------------------------------------------------
               TEMPORARY CASH INVESTMENTS -- 1.3%
               Securities Lending Collateral -- 1.3% (c)
               Certificates of Deposit:
   141,311     Bank of Nova Scotia, 0.31%, 9/29/11          $    141,311
    98,914     BBVA Group NY, 1.05%, 7/26/11                      98,914


The accompanying notes are an integral part of these financial statements.

18     Pioneer Fundamental Growth Fund | Annual Report | 3/31/11

-------------------------------------------------------------------------------------
Principal
Amount ($)                                                                 Value
-------------------------------------------------------------------------------------
               Certificates of Deposit -- (continued):
   141,311     BNP Paribas Bank NY, 0.34%, 5/9/11                        $    141,311
   141,311     Canadian Imperial Bank of Commerce NY, 0.23%, 4/27/11          141,311
   141,311     DnB NOR Bank ASA NY, 0.24%, 6/7/11                             141,311
    70,652     National Australia Bank NY, 0.32%, 10/19/11                     70,652
   141,311     Nordea NY, 0.3%, 4/13/11                                       141,311
   141,311     RaboBank Netherland NV NY, 0.33%, 8/8/11                       141,311
   141,311     Royal Bank of Canada NY, 0.38%, 12/2/11                        141,311
   141,311     Skandinav Enskilda Bank NY, 0.38%, 6/7/11                      141,311
    70,655     SOCGEN NY, 0.25%, 4/11/11                                       70,655
    56,524     SOCGEN NY, 0.37%, 6/10/11                                       56,524
   141,311     Svenska NY, 0.28%, 5/12/11                                     141,311
   141,311     Westpac Banking Corp. NY, 0.38%, 12/6/11                       141,311
                                                                         ------------
                                                                         $  1,709,855
-------------------------------------------------------------------------------------
               Commercial Paper:
    56,524     American Honda Finance, 0.35%, 1/11/12                    $     56,524
    56,622     American Honda Finance, 1.06%, 6/20/11                          56,622
    51,830     Australia & New Zealand Banking Group, 0.91%, 8/4/11        51,830
    56,491     BBVLON, 0.55%, 5/9/11                                           56,491
    84,766     BBVLON, 0.43%, 4/21/11                                          84,766
   141,228     BCSFUN, 0.25%, 6/24/11                                         141,228
   127,133     CBAPP, 0.26%, 5/23/11                                          127,133
   143,681     Caterpillar Financial Services Corp., 1.06%, 6/24/11           143,681
   141,315     Federal Home Loan Bank, 0.31%, 6/1/11                          141,315
    14,129     General Electric Capital Corp., 0.39%, 6/6/11                   14,129
    70,661     General Electric Capital Corp., 0.39%, 4/28/11                  70,661
   113,017     HSBC, 0.25%, 5/11/11                                           113,017
    67,884     JPMorgan Chase & Co., 0.43%, 12/21/11                       67,884
    49,536     JPMorgan Chase & Co., 1.06%, 6/13/11                        49,536
    70,626     NABPP, 0.25%, 6/1/11                                            70,626
   112,957     NORDNA, 0.27%, 7/18/11                                         112,957
   113,041     PARFIN, 0.23%, 4/11/11                                         113,041
    70,574     SANCPU, 0.68%, 6/1/11                                           70,574
    84,780     SANCPU, 0.44%, 4/7/11                                           84,780
    84,654     SANCPU, 0.73%, 6/17/11                                          84,654
    70,646     SOCNAM, 0.37%, 4/14/11                                          70,646
    70,632     SOCNAM, 0.37%, 5/3/11                                           70,632
   141,311     Toyota Motor Credit Corp., 0.38%, 9/8/11                       141,311
    84,774     VARFUN, 0.27%, 4/20/11                                          84,774
    42,438     Wachovia, 0.46%, 3/1/12                                         42,438
    56,549     Wachovia, 0.43%, 10/15/11                                       56,549
    28,284     Wells Fargo & Co., 0.39%, 1/24/12                           28,284
                                                                         ------------
                                                                         $  2,206,083
-------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                Pioneer Fundamental Growth Fund | Annual Report | 3/31/11     19

-------------------------------------------------------------------
Principal
Amount ($)                                               Value
-------------------------------------------------------------------
               Tri-party Repurchase Agreements:
    72,456     Barclays Capital Plc, 0.12%, 4/1/11     $     72,456
   282,621     HSBC Bank USA NA, 0.13%, 4/1/11              282,621
   211,966     RBS Securities, Inc., 0.12%, 4/1/11          211,966
                                                       ------------
                                                       $    567,043
-------------------------------------------------------------------


--------------------------------------------------------------------
Shares
--------------------------------------------------------------------
             Money Market Mutual Funds:
 226,097     Dreyfus Preferred Money Market Fund        $    226,097
 226,097     Fidelity Prime Money Market Fund                226,097
                                                        ------------
                                                        $    452,194
                                                        ------------
             Total Securities Lending Collateral        $  4,935,175
--------------------------------------------------------------------
             TOTAL TEMPORARY CASH INVESTMENTS
             (Cost $4,935,175)                          $  4,935,175
--------------------------------------------------------------------
             TOTAL INVESTMENT IN SECURITIES -- 99.2%
             (Cost $258,165,353) (a)                    $366,107,962
--------------------------------------------------------------------
             OTHER ASSETS AND LIABILITIES -- 0.8%       $  2,784,279
--------------------------------------------------------------------
             TOTAL NET ASSETS -- 100.0%                 $368,892,241
====================================================================

(A.D.R.) American Depositary Receipt

*        Non-income producing security.

(a) At March 31, 2011, the net unrealized gain on investments based on cost for federal income tax purposes of $259,301,275 was as follows:


       Aggregate gross unrealized gain for all investments in which
         there is an excess of value over tax cost                      $ 107,334,158
       Aggregate gross unrealized loss for all investments in which
         there is an excess of tax cost over value                           (527,471)
                                                                        -------------
       Net unrealized gain                                              $ 106,806,687
                                                                        =============

(b)      At March 31, 2011, the following securities were out on loan:

---------------------------------------------------
  Shares        Security                Value
---------------------------------------------------
  10,700        Ross Stores, Inc.       $   760,984
  29,600        W.W. Grainger, Inc.       4,075,328
---------------------------------------------------
                Total                   $ 4,836,312
===================================================

(c)      Securities lending collateral is managed by Credit Suisse, New York
         Branch.

Purchases and sales of securities (excluding temporary cash investments) for the year ended March 31, 2011 aggregated $61,778,560 and $103,782,291, respectively.


The accompanying notes are an integral part of these financial statements.

20     Pioneer Fundamental Growth Fund | Annual Report | 3/31/11

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

  Level 1 -- quoted prices in active markets for identical securities
  Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of March 31, 2011, in valuing the Fund's assets:

-----------------------------------------------------------------------------------------
                               Level 1           Level 2        Level 3      Total
-----------------------------------------------------------------------------------------
Common Stocks                  $361,172,787      $       --     $--          $361,172,787
Temporary Cash Investments               --       4,482,981      --             4,482,981
Money Market Mutual Funds           452,194              --      --               452,194
-----------------------------------------------------------------------------------------
Total                          $361,624,981      $4,482,981     $--          $366,107,962
=========================================================================================

The accompanying notes are an integral part of these financial statements.

                Pioneer Fundamental Growth Fund | Annual Report | 3/31/11     21

Statement of Assets and Liabilities | 3/31/11

ASSETS:
  Investment in securities (including securities loaned of $4,836,312)
   (cost $258,165,353)                                                  $366,107,962
  Cash                                                                    5,299,106
  Receivables --
   Investment securities sold                                             1,842,507
   Fund shares sold                                                       1,268,649
   Dividends                                                                316,390
   Due from Pioneer Investment Management, Inc.                              10,090
  Other                                                                      27,684
------------------------------------------------------------------------------------
     Total assets                                                       $374,872,388
------------------------------------------------------------------------------------
LIABILITIES:
  Payables --
   Investment securities purchased                                      $   683,017
   Fund shares repurchased                                                  251,985
   Upon return of securities loaned                                       4,935,175
  Due to affiliates                                                          56,699
  Accrued expenses                                                           53,271
------------------------------------------------------------------------------------
     Total liabilities                                                  $ 5,980,147
------------------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                                       $256,412,922
  Undistributed net investment income                                       377,058
  Accumulated net realized gain on investments                            4,159,652
  Net unrealized gain on investments                                    107,942,609
------------------------------------------------------------------------------------
     Total net assets                                                   $368,892,241
====================================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $123,305,252/10,397,719 shares)                     $     11.86
  Class B (based on $4,029,407/356,673 shares)                          $     11.30
  Class C (based on $15,148,938/1,335,465 shares)                       $     11.34
  Class Y (based on $226,408,644/19,017,717 shares)                     $     11.91
MAXIMUM OFFERING PRICE:
  Class A ($11.86 [divided by] 94.25%)                                  $     12.58
====================================================================================


The accompanying notes are an integral part of these financial statements.

22     Pioneer Fundamental Growth Fund | Annual Report | 3/31/11

Statement of Operations

For the Year Ended 3/31/11


INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $10,633)     $ 5,263,134
  Interest                                                       2,594
  Income from securities loaned, net                            17,787
---------------------------------------------------------------------------------------
     Total investment income                                                $ 5,283,515
---------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                          $ 2,287,358
  Transfer agent fees
   Class A                                                     189,410
   Class B                                                      15,836
   Class C                                                      23,017
   Class Y                                                       6,881
  Distribution fees
   Class A                                                     276,970
   Class B                                                      39,000
   Class C                                                     128,352
  Shareholder communications expense                           173,267
  Administrative reimbursements                                111,320
  Custodian fees                                                12,090
  Registration fees                                            105,218
  Professional fees                                             78,404
  Printing expense                                              32,046
  Fees and expenses of nonaffiliated trustees                    9,235
  Miscellaneous                                                 32,039
---------------------------------------------------------------------------------------
   Total expenses                                                           $ 3,520,443
   Less fees waived and expenses reimbursed by Pioneer
     Investment Management, Inc.                                                (33,414)
---------------------------------------------------------------------------------------
  Net expenses                                                              $ 3,487,029
---------------------------------------------------------------------------------------
       Net investment income                                                $ 1,796,486
---------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on:
   Investments                                             $10,848,005
   Class action                                                 11,619      $10,859,624
---------------------------------------------------------------------------------------
  Change in net unrealized gain on investments                              $26,028,365
---------------------------------------------------------------------------------------
  Net gain on investments                                                   $36,887,989
---------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations                      $38,684,475
=======================================================================================


The accompanying notes are an integral part of these financial statements.

                Pioneer Fundamental Growth Fund | Annual Report | 3/31/11     23

Statements of Changes in Net Assets

For the Years Ended 3/31/11 and 3/31/10, respectively


---------------------------------------------------------------------------------------------
                                                            Year Ended          Year Ended
                                                            3/31/11             3/31/10
---------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                       $  1,796,486        $    296,316
Net realized gain on investments and class action             10,859,624          11,669,474
Change in net unrealized gain on investments                  26,028,365          23,205,331
--------------------------------------------------------------------------------------------
   Net increase in net assets resulting from operations     $ 38,684,475        $ 35,171,121
--------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class A ($0.02 and $0.02 per share, respectively)        $   (190,279)       $   (100,574)
   Class Y ($0.07 and $0.03 per share, respectively)          (1,262,427)           (161,550)
Net realized gain:
   Class A ($0.28 and $0.58 per share, respectively)          (2,816,846)         (3,204,686)
   Class B ($0.28 and $0.58 per share, respectively)            (103,046)           (204,281)
   Class C ($0.28 and $0.58 per share, respectively)            (362,608)           (445,947)
   Class Y ($0.28 and $0.58 per share, respectively)          (5,787,598)         (3,429,272)
--------------------------------------------------------------------------------------------
     Total distributions to shareowners                     $(10,522,804)       $ (7,546,310)
--------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                            $ 75,977,564        $118,798,575
Shares issued in reorganization                                       --         256,563,138
Reinvestment of distributions                                  5,085,492           3,696,001
Cost of shares repurchased                                  (111,013,443)        (45,078,140)
--------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     Fund share transactions                                $(29,950,387)       $333,979,574
--------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets                    $ (1,788,716)       $361,604,385
NET ASSETS:
Beginning of year                                            370,680,957           9,076,572
--------------------------------------------------------------------------------------------
End of year                                                 $368,892,241        $370,680,957
--------------------------------------------------------------------------------------------
Undistributed net investment income                         $    377,058        $     35,119
--------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

24     Pioneer Fundamental Growth Fund | Annual Report | 3/31/11

-------------------------------------------------------------------------------------------------------
                                         '11 Shares      '11 Amount         '10 Shares     '10 Amount
-------------------------------------------------------------------------------------------------------
Class A
Shares sold                               3,242,735     $ 35,525,978        4,873,989     $ 47,840,265
Shares issued in reorganization of
  Pioneer Growth Leaders Fund                    --               --        1,825,595       18,529,793
Shares issued in reorganization of
  Pioneer AmPac Growth Fund                      --               --          927,540        9,414,535
Shares issued in reorganization of
  Pioneer Growth Fund                            --               --        4,545,102       48,587,145
Reinvestment of distributions               222,915        2,411,551          297,677        3,093,178
Less shares repurchased                  (3,763,543)     (40,222,307)      (2,588,643)     (26,681,684)
-------------------------------------------------------------------------------------------------------
   Net increase (decrease)                 (297,893)    $ (2,284,778)       9,881,260     $100,783,232
=======================================================================================================
Class B
Shares sold                                 140,582     $  1,469,119          288,433     $  2,730,958
Shares issued in reorganization of
  Pioneer Growth Leaders Fund                    --               --           51,456          504,780
Shares issued in reorganization of
  Pioneer AmPac Growth Fund                      --               --           92,053          903,042
Reinvestment of distributions                 8,897           91,566           17,921          179,208
Less shares repurchased                    (183,489)      (1,923,165)        (205,140)      (1,931,809)
-------------------------------------------------------------------------------------------------------
   Net increase (decrease)                  (34,010)    $   (362,480)         244,723     $  2,386,179
=======================================================================================================
Class C
Shares sold                                 523,888     $  5,439,603          740,695     $  7,124,742
Shares issued in reorganization of
  Pioneer Growth Leaders Fund                    --               --           75,327          740,468
Shares issued in reorganization of
  Pioneer AmPac Growth Fund                      --               --          140,473        1,380,850
Shares issued in reorganization of
  Pioneer Growth Fund                            --               --          147,938        1,525,243
Reinvestment of distributions                26,576          274,535           34,425          344,932
Less shares repurchased                    (288,009)      (3,010,277)        (213,830)      (2,140,060)
-------------------------------------------------------------------------------------------------------
   Net increase                             262,455     $  2,703,861          925,028     $  8,976,175
=======================================================================================================
Class Y
Shares sold                               3,074,285     $ 33,542,864        6,671,391     $ 61,102,610
Shares issued in reorganization of
  Pioneer Growth Fund                            --               --       16,322,508      174,977,282
Reinvestment of distributions               211,078        2,307,840            7,550           78,683
Less shares repurchased                  (5,915,674)     (65,857,694)      (1,353,421)     (14,324,587)
-------------------------------------------------------------------------------------------------------
   Net increase (decrease)               (2,630,311)    $(30,006,990)      21,648,028     $221,833,988
=======================================================================================================

The accompanying notes are an integral part of these financial statements.

                Pioneer Fundamental Growth Fund | Annual Report | 3/31/11     25

Financial Highlights

------------------------------------------------------------------------------------------------
                                                                           Year         Year
                                                                           Ended        Ended
                                                                           3/31/11      3/31/10
------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                                       $  10.96     $   8.25
------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                     $   0.03     $   0.02
 Net realized and unrealized gain (loss) on investments                        1.17         3.29
------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from investment operations           $   1.20     $   3.31
------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                        (0.02)       (0.02)
 Net realized gain                                                            (0.28)       (0.58)
------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                 $   0.90     $   2.71
------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $  11.86     $  10.96
================================================================================================
Total return*                                                                 11.23%       40.50%
Ratio of net expenses to average net assets+                                   1.25%        1.25%
Ratio of net investment income to average net assets+                          0.25%        0.14%
Portfolio turnover rate                                                          18%          45%
Net assets, end of period (in thousands)                                   $123,305     $117,218
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                  1.28%        1.47%
 Net investment income (loss)                                                  0.22%       (0.07)%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                  1.25%        1.25%
 Net investment income                                                         0.25%        0.14%
================================================================================================


-------------------------------------------------------------------------------------------------------------
                                                                           Year        Year        Year
                                                                           Ended       Ended       Ended
                                                                           3/31/09     3/31/08     3/31/07
-------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                                       $  11.32    $  11.26    $  10.98
-------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                     $   0.01    $   0.01    $   0.01
 Net realized and unrealized gain (loss) on investments                       (3.06)       0.27        0.58
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from investment operations           $  (3.05)   $   0.28    $   0.59
-------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                           --          --          --
 Net realized gain                                                            (0.02)      (0.22)      (0.31)
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                 $  (3.07)   $   0.06    $   0.28
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $   8.25    $  11.32    $  11.26
=============================================================================================================
Total return*                                                                (26.95)%      2.39%       5.41%
Ratio of net expenses to average net assets+                                   1.25%       1.25%       1.25%
Ratio of net investment income to average net assets+                          0.24%       0.13%       0.03%
Portfolio turnover rate                                                          27%         30%         65%
Net assets, end of period (in thousands)                                   $  6,720    $  4,053    $  2,194
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                  3.94%       3.94%       5.34%
 Net investment income (loss)                                                 (2.45)%     (2.56)%     (4.06)%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                  1.25%       1.25%       1.25%
 Net investment income                                                         0.24%       0.13%       0.03%
=============================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

26    Pioneer Fundamental Growth Fund | Annual Report | 3/31/11

-------------------------------------------------------------------------------------------------
                                                                           Year         Year
                                                                           Ended        Ended
                                                                           3/31/11      3/31/10
-------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                                       $  10.53     $   8.01
-------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment loss                                                       $  (0.07)(a) $  (0.05)(a)
 Net realized and unrealized gain (loss) on investments                        1.12         3.15
-------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from investment operations           $   1.05     $   3.10
-------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net realized gain                                                            (0.28)       (0.58)
-------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                 $   0.77     $   2.52
-------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $  11.30     $  10.53
=================================================================================================
Total return*                                                                 10.26%       39.09%
Ratio of net expenses to average net assets+                                   2.15%        2.15%
Ratio of net investment loss to average net assets+                           (0.65)%      (0.71)%
Portfolio turnover rate                                                          18%          45%
Net assets, end of period (in thousands)                                   $  4,029     $  4,114
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                  2.23%        2.53%
 Net investment loss                                                          (0.73)%      (1.09)%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                  2.15%        2.15%
 Net investment loss                                                          (0.65)%      (0.71)%
=================================================================================================

-------------------------------------------------------------------------------------------------------------
                                                                           Year        Year        Year
                                                                           Ended       Ended       Ended
                                                                           3/31/09     3/31/08     3/31/07
-------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                                       $  11.09    $  11.13    $  10.95
-------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment loss                                                       $  (0.04)   $  (0.05)   $  (0.06)
 Net realized and unrealized gain (loss) on investments                       (3.02)       0.23        0.55
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from investment operations           $  (3.06)   $   0.18    $   0.49
-------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net realized gain                                                            (0.02)      (0.22)      (0.31)
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                 $  (3.08)   $  (0.04)   $   0.18
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $   8.01    $  11.09    $  11.13
=============================================================================================================
Total return*                                                                (27.60)%      1.51%       4.50%
Ratio of net expenses to average net assets+                                   2.16%       2.17%       2.15%
Ratio of net investment loss to average net assets+                           (0.67)%     (0.78)%     (0.83)%
Portfolio turnover rate                                                          27%         30%         65%
Net assets, end of period (in thousands)                                   $  1,169     $ 1,057    $    366
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                  4.85%       5.01%       7.63%
 Net investment loss                                                          (3.36)%     (3.62)%     (6.31)%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                  2.15%       2.15%       2.15%
 Net investment loss                                                          (0.66)%     (0.76)%     (0.83)%
=============================================================================================================

(a) The amount shown for a share outstanding does not correspond with the aggregate gain on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating fair values of the investments of the fund.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratios with no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.

                 Pioneer Fundamental Growth Fund | Annual Report | 3/31/11    27

-------------------------------------------------------------------------------------------------
                                                                           Year         Year
                                                                           Ended        Ended
                                                                           3/31/11      3/31/10
-------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                                       $  10.56     $   8.02
-------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment loss                                                       $  (0.05)(a) $  (0.04)(a)
 Net realized and unrealized gain (loss) on investments                        1.11         3.16
-------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from investment operations           $   1.06     $   3.12
-------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net realized gain                                                            (0.28)       (0.58)
-------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                 $   0.78     $   2.54
-------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $  11.34     $  10.56
=================================================================================================
Total return*                                                                 10.33%       39.29%
Ratio of net expenses to average net assets+                                   2.03%        2.15%
Ratio of net investment loss to average net assets+                           (0.52)%      (0.72)%
Portfolio turnover rate                                                          18%          45%
Net assets, end of period (in thousands)                                   $ 15,149     $ 11,331
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                  2.03%        2.31%
 Net investment loss                                                          (0.52)%      (0.88)%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                  2.03%        2.15%
 Net investment loss                                                          (0.52)%      (0.72)%
=================================================================================================

-------------------------------------------------------------------------------------------------------------
                                                                           Year        Year        Year
                                                                           Ended       Ended       Ended
                                                                           3/31/09     3/31/08     3/31/07
-------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                                       $  11.09    $  11.13    $  10.95
-------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment loss                                                       $  (0.02)   $  (0.05)   $  (0.07)
 Net realized and unrealized gain (loss) on investments                       (3.03)       0.23        0.56
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from investment operations           $  (3.05)   $   0.18    $   0.49
-------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net realized gain                                                            (0.02)      (0.22)      (0.31)
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                 $  (3.07)   $  (0.04)   $   0.18
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $   8.02    $  11.09    $  11.13
=============================================================================================================
Total return*                                                                (27.51)%      1.51%       4.50%
Ratio of net expenses to average net assets+                                   2.15%       2.17%       2.15%
Ratio of net investment loss to average net assets+                           (0.65)%     (0.79)%     (0.86)%
Portfolio turnover rate                                                          27%         30%         65%
Net assets, end of period (in thousands)                                   $  1,187    $    377    $    173
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                  4.95%       5.00%       6.85%
 Net investment loss                                                          (3.45)%     (3.62)%     (5.56)%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                  2.15%       2.15%       2.15%
 Net investment loss                                                          (0.65)%     (0.77)%     (0.86)%
=============================================================================================================

(a) The amount shown for a share outstanding does not correspond with the aggregate gain on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating fair values of the investments of the fund.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratios with no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.

28    Pioneer Fundamental Growth Fund | Annual Report | 3/31/11

------------------------------------------------------------------------------------------------
                                                                       Year Ended    4/8/09 (a)
                                                                       3/31/11       to 3/31/10
------------------------------------------------------------------------------------------------
 Class Y
 Net asset value, beginning of period                                  $  10.99      $   8.40
------------------------------------------------------------------------------------------------
 Increase from investment operations:
  Net investment income                                                $   0.08      $   0.03
  Net realized and unrealized gain on investments                          1.19          3.17
------------------------------------------------------------------------------------------------
 Net increase in net assets from investment operations                 $   1.27      $   3.20
------------------------------------------------------------------------------------------------
 Distributions to shareowners:
  Net investment income                                                   (0.07)        (0.03)
  Net realized gain                                                       (0.28)        (0.58)
------------------------------------------------------------------------------------------------
 Net increase in net asset value                                       $   0.92      $   2.59
------------------------------------------------------------------------------------------------
 Net asset value, end of period                                        $  11.91      $  10.99
================================================================================================
 Total return*                                                            11.84%        38.49%(b)
 Ratio of net expenses to average net assets+                              0.78%         0.89%**
 Ratio of net investment income to average net assets+                     0.72%         0.46%**
 Portfolio turnover rate                                                     18%           45%(b)
 Net assets, end of period (in thousands)                              $226,409      $238,017
 Ratios with no waiver of fees and assumption of expenses by the
  Adviser and no reduction for fees paid indirectly:
  Net expenses                                                             0.78%         0.97%**
  Net investment income                                                    0.72%         0.38%**
 Ratios with waiver of fees and assumption of expenses by the
  Adviser and reduction for fees paid indirectly:
  Net expenses                                                             0.78%         0.89%**
  Net investment income                                                    0.72%         0.46%**
================================================================================================

(a)  Class Y shares were first publicly offered on April 8, 2009.
(b)  Not annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.

                Pioneer Fundamental Growth Fund | Annual Report | 3/31/11     29

Notes to Financial Statements | 3/31/11

1. Organization and Significant Accounting Policies

Pioneer Fundamental Growth Fund (the Fund) is a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund's investment objective is to seek long-term capital growth.

The Fund offers four classes of shares designated as Class A, Class B, Class C and Class Y shares. Class Y shares were first publicly offered on April 8, 2009. Effective as of the close of business on December 31, 2009, Class B shares are no longer offered to new or existing shareholders, except that dividends and/or capital gain distributions may continue to be reinvested in Class B shares, and shareholders may exchange their Class B shares for Class B shares of other Pioneer funds, as permitted by existing exchange privileges. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares. Class B shares convert to Class A shares approximately eight years after the date of purchase.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectus contains unaudited information regarding the Fund's principal risks. Please refer to that document when considering the Fund's principal risks.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets


30     Pioneer Fundamental Growth Fund | Annual Report | 3/31/11
and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:


A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
   (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities that have traded on an exchange are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued at the mean between the last bid and asked prices. Securities for which market prices and/or quotations are not readily available or are considered to be unreliable are valued using fair value methods pursuant to procedures adopted by the Board of Trustees.

   Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times.

   The Fund may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund's net asset value. Thus, the valuation of the Fund's securities may differ from exchange prices.

   At March 31, 2011, there were no securities that were valued using fair value methods (other than securities that were valued using prices supplied by independent pricing services). Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. Short-term fixed income securities with remaining maturities of sixty days or less generally are valued at amortized cost. Money market mutual funds are valued at net asset value.

   Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.


                Pioneer Fundamental Growth Fund | Annual Report | 3/31/11     31

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.


B. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years for the prior three fiscal years are subject to examination by tax authorities.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

   At March 31, 2011, the Fund reclassified $1,841 to decrease undistributed net investment income and $1,841 to increase accumulated net realized gain on investments to reflect permanent book/tax differences. The reclassification has no impact on the net assets of the Fund and presents the Fund's capital accounts on a tax basis.

   The tax character of distributions paid during the years ended March 31, 2011 and March 31, 2010 was as follows:

   --------------------------------------------------------
                                       2011            2010
   --------------------------------------------------------
   Distributions paid from:
   Ordinary income              $ 5,157,078      $  549,674
   Long-term capital gain         5,365,726       6,996,636
   --------------------------------------------------------
      Total                     $10,522,804      $7,546,310
   ========================================================

   The following shows the components of distributable earnings on a federal income tax basis at March 31, 2011:


   --------------------------------------------------------
                                                       2011
   --------------------------------------------------------
   Distributable earnings:
   Undistributed ordinary income               $    377,058
   Undistributed long-term gain                   5,295,574
   Unrealized appreciation                      106,806,687
   --------------------------------------------------------
      Total                                    $112,479,319
   ========================================================


   The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.


32     Pioneer Fundamental Growth Fund | Annual Report | 3/31/11

C. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly-owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned $38,412 underwriting commissions on the sale of Class A shares during the year ended March 31, 2011.


D. Securities Lending

   The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors. When entering into a securities loan transaction, the Fund typically receives cash collateral from the borrower equal to at least the value of the securities loaned, which is invested in temporary investments. Credit Suisse AG, New York Branch, as the Fund's securities lending agent, manages the Fund's securities lending collateral. The income earned on the investment of collateral is shared with the borrower and the lending agent in payment of any rebate due to the borrower with respect to the securities loan, and in compensation for the lending agent's services to the Fund. The Fund also continues to receive payments in lieu of dividends or interest on the securities loaned. Gain or loss on the value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The amount of the collateral is required to be adjusted daily to reflect any price fluctuation in the value of the loaned securities. If the required market value of the collateral is less than the value of the loaned securities, the borrower is required to deliver additional collateral for the account of the Fund prior to the close of business on that day. The Fund has the right, under the lending agreement, to terminate the loan and recover the securities from the borrower with prior notice. The Fund is required to return the cash collateral to the borrower and could suffer a loss if the value of the collateral, as invested, has declined.


E. Repurchase Agreements

   With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or a subcustodian of the Fund. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.


                Pioneer Fundamental Growth Fund | Annual Report | 3/31/11     33

F. Class Allocations

   Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day. During the year ended March 31, 2011, the Fund recognized gains of $11,619 in the settlement of class action lawsuits from several different companies, as reflected on the Statement of Operations.

   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively (see Note 4). Class Y shares do not pay distribution fees. All expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

   Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class B, Class C and Class Y shares can reflect different transfer agent and distribution expense rates.


2. Management Agreement

PIM, a wholly-owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.65% of the Fund's average daily net assets up to $1 billion and 0.60% on assets over $1 billion. For the year ended March 31, 2011, the effective management fee (excluding waivers and/or assumption of expenses) was equivalent to 0.65% of the Fund's average daily net assets.

PIM has contractually agreed to limit ordinary operating expenses to the extent required to reduce Fund expenses to 1.25%, 2.15%, 2.15% and 0.85% of the average daily net assets attributable to Class A, Class B, Class C and Class Y shares, respectively. Expenses waived during the year ended March 31, 2011 are reflected on the Statement of Operations. These expense limitations are in effect through August 1, 2012 for Class A, Class B and Class C shares and through August 1, 2011 for Class Y shares. There can be no assurance that PIM will extend the expense limitation agreement for any class of shares beyond the date referred to above.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $8,122 in management fees, administrative costs and certain other reimbursements payable to PIM at March 31, 2011.


34     Pioneer Fundamental Growth Fund | Annual Report | 3/31/11

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimburses PIMSS for out-of-pocket expenses incurred by PIMSS related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts. For the year ended March 31, 2011, such out-of-pocket expenses by class of shares were as follows:

 Shareholder Communications:
 Class A                              $108,119
 Class B                                 2,647
 Class C                                12,548
 Class Y                                49,953
----------------------------------------------
    Total                             $173,267
==============================================


Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $47,214 in transfer agent fees and out-of-pocket reimbursements payable to PIMSS at March 31, 2011.


4. Distribution Plan

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B and Class C shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays PFD 1.00% of the average daily net assets attributable to Class B and Class C shares. The fee for Class B and Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $1,363 in distribution fees payable to PFD at March 31, 2011.

In addition, redemptions of each class of shares (except class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (within 12 months for purchases made on or after April 1, 2009). Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class Y shares.


                Pioneer Fundamental Growth Fund | Annual Report | 3/31/11     35

Proceeds from the CDSCs are paid to PFD. For the year ended March 31, 2011, CDSCs in the amount of $10,995 were paid to PFD.


5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended March 31, 2011, the Fund's expenses were not reduced under such arrangements.


6. Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), participates in a $165 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of the amount available under the facility or the limits set for borrowing by the Fund's prospectus and the 1940 Act. Interest on borrowings is payable at the higher of the London Interbank Offered Rate (LIBOR) on the borrowing date plus 1.25% on an annualized basis or the Federal Funds Rate on the borrowing date plus 1.25% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among participating Funds based on an allocation schedule set forth in the credit agreement. For the year ended March 31, 2011, the Fund had no borrowings under this agreement.


7. Reorganization Information

Each of Pioneer AmPac Growth Fund and Pioneer Growth Leaders Fund was reorganized into Pioneer Fundamental Growth Fund on August 28, 2009 (the "Closing Date"). The purpose of each transaction was to combine funds (managed by PIM) with similar investment objectives and strategies. These tax-free reorganizations were accomplished by exchanging the assets and liabilities of each of Pioneer AmPac Growth Fund and Pioneer Growth Leaders Fund for shares of Pioneer Fundamental Growth Fund. Shareholders holding Class A, Class B and Class C shares of Pioneer AmPac Growth Fund and Pioneer Growth Leaders Fund received Class A, Class B and Class C shares, respectively, of Pioneer Fundamental Growth Fund in the respective reorganizations. The investment portfolios of Pioneer AmPac Growth Fund and Pioneer Growth Leaders Fund, with values of $12,520,887 and $20,604,683, respectively, and identified costs of $10,698,313 and $12,025,727, respectively, at August 28, 2009, were the principal assets acquired by Pioneer Fundamental Growth Fund. For financial reporting purposes, assets received by Pioneer Fundamental Growth Fund were valued using closing market prices or available market quotations, and shares issued by Pioneer Fundamental Growth Fund were recorded at net asset value; however, the cost basis of the investments received from Pioneer AmPac Growth Fund and Pioneer Growth Leaders Fund,


36     Pioneer Fundamental Growth Fund | Annual Report | 3/31/11
respectively, were carried forward to align ongoing reporting of Pioneer Fundamental Growth Fund's realized and unrealized gains and losses with amounts distributable to shareowners for tax purposes. The following charts show the details of the reorganizations as of the Closing Date:

---------------------------------------------------------------------------------------------------------------
                     Pioneer                Pioneer                Pioneer                Pioneer
                     Fundamental            AmPac                  Growth                 Fundamental
                     Growth Fund            Growth Fund            Leaders Fund           Growth Fund
                     (Pre-Reorganization)   (Pre-Reorganization)   (Pre-Reorganization)   (Post-Reorganization)
---------------------------------------------------------------------------------------------------------------
Net Assets
Class A              $28,059,022            $ 9,414,535            $18,529,793            $ 56,003,350
Class B              $ 1,829,392            $   903,042            $   504,780            $  3,237,214
Class C              $ 4,432,689            $ 1,380,850            $   740,468            $  6,554,007
Class Y              $53,101,921            $        --            $        --            $ 53,101,921
---------------------------------------------------------------------------------------------------------------
Total Net Assets     $87,423,024            $11,698,427            $19,775,041            $118,896,492
---------------------------------------------------------------------------------------------------------------
Shares
 Outstanding
Class A                2,756,205                660,245              2,205,631               5,509,340
Class B                  186,516                 65,112                 68,271                 330,025
Class C                  450,767                 99,743                101,703                 666,567
Class Y                5,220,569                     --                     --               5,220,569
Shares Issued in
 Reorganizations
Class A                       --                927,540              1,825,595               2,753,135
Class B                       --                 92,053                 51,456                 143,509
Class C                       --                140,473                 75,327                 215,800

---------------------------------------------------------------------------------------------------------------
                                                                   Unrealized             Accumulated
                                                                   Appreciation on        Loss on
                                                                   Closing Date           Closing Date
---------------------------------------------------------------------------------------------------------------
Pioneer AmPac Growth Fund                                          $ 1,822,574            $   (722,318)
Pioneer Growth Leaders Fund                                        $ 8,578,956            $    (74,937)

Assuming the reorganization had been completed on April 1, 2009, the beginning of the annual reporting period for Pioneer Fundamental Growth Fund, Pioneer Fundamental Growth Fund's pro forma results of operations for the year ended March 31, 2010, are as follows:

 Net investment income                                                                    $    347,132
 Net gain on investments                                                                  $ 41,184,460
 Net increase in net assets resulting from operations                                     $ 41,531,592

Pioneer Growth Fund was reorganized into Pioneer Fundamental Growth Fund on March 5, 2010 (the "Closing Date"). The purpose of this transaction was to combine two funds (managed by PIM) with similar investment objectives and strategies. This tax-free reorganization was accomplished by exchanging the assets and liabilities of Pioneer Growth Fund for shares of Pioneer Fundamental Growth Fund. Shareholders holding Class A, Class C and Class Y shares of Pioneer Growth Fund received Class A, Class C and Class Y shares, respectively, of Pioneer Fundamental Growth Fund in the reorganization. The investment


                Pioneer Fundamental Growth Fund | Annual Report | 3/31/11     37
portfolio of Pioneer Growth Fund with a value of $223,546,185 and an identified cost of $174,160,617 at March 5, 2010, was the principal asset acquired by Pioneer Fundamental Growth Fund. For financial reporting purposes, assets received by Pioneer Fundamental Growth Fund were valued using closing market prices or available market quotations, and shares issued by Pioneer Fundamental Growth Fund were recorded at net asset value; however, the cost basis of the investments received from Pioneer Growth Fund was carried forward to align ongoing reporting of Pioneer Fundamental Growth Fund's realized and unrealized gains and losses with amounts distributable to shareowners for tax purposes. The following charts show the details of the reorganization as of the Closing Date:

----------------------------------------------------------------------------------------------
                       Pioneer                                           Pioneer
                       Fundamental              Pioneer                  Fundamental
                       Growth Fund              Growth Fund              Growth Fund
                       (Pre-Reorganization)     (Pre-Reorganization)     (Post-Reorganization)
----------------------------------------------------------------------------------------------
Net Assets
Class A                $ 64,606,862             $ 48,587,145             $113,194,007
Class B                $  3,923,423             $         --             $  3,923,423
Class C                $  9,365,490             $  1,525,243             $ 10,890,733
Class Y                $ 62,717,492             $174,977,282             $237,694,774
----------------------------------------------------------------------------------------------
Total Net Assets       $140,613,267             $225,089,670             $365,702,937
----------------------------------------------------------------------------------------------
Shares
 Outstanding
Class A                   6,043,893                2,696,763               10,588,995
Class B                     381,743                       --                  381,743
Class C                     908,516                   88,954                1,056,454
Class Y                   5,848,129                9,756,157               22,170,636
Shares Issued in
 Reorganization
Class A                                            4,545,102                4,545,102
Class C                                              147,938                  147,938
Class Y                                           16,322,508               16,322,508

----------------------------------------------------------------------------------------------
                                                Unrealized               Accumulated
                                                Appreciation on          Loss on
                                                Closing Date             Closing Date
----------------------------------------------------------------------------------------------
Pioneer Fundamental Growth Fund                 $ 49,385,568             $   (610,394)

Assuming the reorganization had been completed on April 1, 2009, the beginning of the annual reporting period for Pioneer Fundamental Growth Fund, Pioneer Fundamental Growth Fund's pro forma results of operations for the year ended March 31, 2010, are as follows:

 Net investment income                                                   $  1,565,354
 Net gain on investments                                                 $112,199,635
 Net increase in net assets resulting from operations                    $113,764,989

38     Pioneer Fundamental Growth Fund | Annual Report | 3/31/11

8. Subsequent Events

In preparing these financial statements, PIM has evaluated the impact of all events and transactions for potential recognition or disclosure and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.


                Pioneer Fundamental Growth Fund | Annual Report | 3/31/11     39

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and the Shareowners of
Pioneer Fundamental Growth Fund:
--------------------------------------------------------------------------------
We have audited the accompanying statement of assets and liabilities of Pioneer Fundamental Growth Fund (the "Fund"), including the schedule of investments, as of March 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2011, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Fundamental Growth Fund as of March 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.


                                                      /s/ Ernst & Young LLP


Boston, Massachusetts
May 24, 2011

40     Pioneer Fundamental Growth Fund | Annual Report | 3/31/11

ADDITIONAL INFORMATION (unaudited)

The percentages of the Fund's ordinary income distributions that are exempt from nonresident alien (NRA) tax withholding resulting from qualified interest income and qualified short term gains were 0.0% and 67.34%, respectively.


                Pioneer Fundamental Growth Fund | Annual Report | 3/31/11     41

Approval of Investment Advisory Agreement

Pioneer Investment Management, Inc. (PIM) serves as the investment adviser to Pioneer Fundamental Growth Fund (the Fund) pursuant to an investment advisory agreement between PIM and the Fund. In order for PIM to remain the investment adviser of the Fund, the Trustees of the Fund must determine annually whether to renew the investment advisory agreement for the Fund.

The contract review process began in March 2010 as the Trustees of the Fund agreed on, among other things, an overall approach and timeline for the process. In July 2010, the Trustees approved the format of the contract review materials and submitted their formal request to PIM to furnish information necessary to evaluate the terms of the investment advisory agreement. The contract review materials were provided to the Trustees in July 2010 and September 2010. After reviewing and discussing the materials, the Trustees submitted a request for additional information to PIM, and materials were provided in response to this request. Meetings of the Independent Trustees of the Fund were held in July, September, October, and November, 2010 to review and discuss the contract review materials. In addition, the Trustees took into account the information related to the Fund provided to the Trustees at each regularly scheduled meeting.

At a meeting held on November 16, 2010, based on their evaluation of the information provided by PIM and third parties, the Trustees of the Fund, including the Independent Trustees voting separately, unanimously approved the renewal of the investment advisory agreement for another year. In considering the renewal of the investment advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreement.

Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services that had been provided by PIM to the Fund, taking into account the investment objective and strategy of the Fund. The Trustees reviewed the terms of the investment advisory agreement. The Trustees also reviewed PIM's investment approach for the Fund, its research process and its process for trade execution. The Trustees considered the resources of PIM and the personnel of PIM who provide investment management services to the Fund. The Trustees considered the non-investment resources and personnel of PIM involved in PIM's services to the Fund, including PIM's compliance and legal resources and personnel. In addition, the Trustees considered the arrangements put in place to retain key investment and other personnel. The Trustees also considered the substantial


42     Pioneer Fundamental Growth Fund | Annual Report | 3/31/11
attention and high priority given by PIM's senior management to the Pioneer fund complex.

The Trustees considered that PIM supervises and monitors the performance of the Fund's service providers and provides the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund's business management and operations. The Trustees also considered that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. The Trustees considered the fees paid to PIM for the provision of administration services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by PIM to the Fund were satisfactory and consistent with the terms of the investment advisory agreement.

Performance of the Fund
The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees considered that the Fund's annualized total return was in the fourth quintile of its Morningstar category for the one year period ended June 30, 2010, in the first quintile of its Morningstar category for the three year period ended June 30, 2010, and in the second quintile of its Morningstar category for the five year period ended June 30, 2010. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) The Trustees discussed the Fund's recent underperformance with PIM and were satisfied with the information presented by PIM with respect to the Fund's performance.

Management Fee and Expenses
The Trustees considered information showing the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and the expense ratios of a peer group of funds selected on the basis of criteria determined by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Trust Research and Consulting, LLC (Strategic Insight), an independent third party.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2010 was in the third quintile relative to the management fees paid by other funds in its Morningstar peer group for the comparable period. The Trustees also considered the breakpoint in the management fee schedule and the reduced fee rate on assets over $1 billion. The Trustees considered that the Fund's expense ratio for the twelve months ended June 30, 2010 was in the


                Pioneer Fundamental Growth Fund | Annual Report | 3/31/11     43
second quintile relative to its Strategic Insight peer group for the comparable period.

The Trustees also reviewed management fees charged by PIM to its institutional and other clients. In evaluating the fees associated with PIM's client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Fund and client accounts. The Trustees noted that in some instances the fee rates for those clients were lower than the management fee for the Fund and considered that, under the investment advisory agreement with the Fund, PIM performs additional services for the Fund that it does not provide to those other clients or services that are broader in scope, including oversight of the Fund's other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Fund is subject.

The Trustees concluded that the management fee payable by the Fund to PIM was reasonable in relation to the nature and quality of the services provided by PIM. The Trustees also concluded that the Fund's expense ratio was reasonable taking into account the nature and quality of services provided by PIM.

Profitability
The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale
The Trustees considered PIM's views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with funds and fund shareholders. The Trustees recognize that economies of scale are difficult to identify and quantify and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by PIM in research and analytical capabilities and PIM's commitment and resource allocation to the Funds. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons particularly, for example during the recent difficult periods for financial markets, as the level of services was maintained notwithstanding a significant decline in


44     Pioneer Fundamental Growth Fund | Annual Report | 3/31/11

PIM's fee revenues from the Funds. Accordingly, the Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.

Other Benefits
The Trustees considered the other benefits to PIM from its relationship with the Fund. The Trustees considered the character and amount of fees paid by the Fund, other than under the investment advisory agreement, for services provided by PIM and its affiliates. The Trustees further considered the revenues and profitability of PIM's businesses other than the fund business. The Trustees also considered the benefits to the Fund and to PIM and its affiliates from the use of "soft" commission dollars generated by the Fund to pay for research and brokerage services. The Trustees considered the intangible benefits to PIM by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between PIM and the Fund.

Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including all of the Independent Trustees, concluded that the investment advisory agreement between PIM and the Fund, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of the investment advisory agreement for the Fund.


                Pioneer Fundamental Growth Fund | Annual Report | 3/31/11     45

Trustees, Officers and Service Providers

Investment Adviser
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Independent Registered Public Accounting Firm
Ernst & Young LLP


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Bingham McCutchen LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

The Statement of Additional Information of the Fund includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-225-6292.


Trustees and Officers

The Fund's Trustees and officers are listed on the following pages, together with their principal occupations during at least the past five years. Trustees who are interested persons of the Fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees, except Mr. West, serves as a trustee of each of the 56 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). Mr. West serves as a trustee of 44 U.S. registered investment portfolios for which Pioneer serves as investment adviser. The address for all Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.


46     Pioneer Fundamental Growth Fund | Annual Report | 3/31/11

Interested Trustees

-----------------------------------------------------------------------------------------------------------------------------------
                          Position Held            Length of Service                                           Other Directorships
Name and Age              with the Fund            and Term of Office        Principal Occupation              Held by this Trustee
-----------------------------------------------------------------------------------------------------------------------------------
John F. Cogan, Jr. (84)*  Chairman of the Board,   Trustee since 2002.       Non-Executive Chairman and a      None
                          Trustee and President    Serves until a successor  director of Pioneer Investment
                                                   trustee is elected or     Management USA Inc. ("PIM-USA");
                                                   earlier retirement or     Chairman and a director of
                                                   removal.                  Pioneer; Chairman and Director of
                                                                             Pioneer Institutional Asset
                                                                             Management, Inc. (since 2006);
                                                                             Director of Pioneer Alternative
                                                                             Investment Management Limited
                                                                             (Dublin); President and a
                                                                             director of Pioneer Alternative
                                                                             Investment Management (Bermuda)
                                                                             Limited and affiliated funds;
                                                                             Deputy Chairman and a director of
                                                                             Pioneer Global Asset Management
                                                                             S.p.A. ("PGAM") (until April
                                                                             2010); Director of PIOGLOBAL Real
                                                                             Estate Investment Fund (Russia)
                                                                             (until June 2006); Director of
                                                                             Nano-C, Inc. (since 2003);
                                                                             Director of Cole Management Inc.
                                                                             (since 2004); Director of
                                                                             Fiduciary Counseling, Inc.;
                                                                             President and Director of Pioneer
                                                                             Funds Distributor, Inc. ("PFD")
                                                                             (until May 2006); President of
                                                                             all of the Pioneer Funds; and Of
                                                                             Counsel, Wilmer Cutler Pickering
                                                                             Hale and Dorr LLP
-----------------------------------------------------------------------------------------------------------------------------------
Daniel K. Kingsbury (52)* Trustee and Executive    Trustee since 2007.       Director, CEO and President of    None
                          Vice President           Serves until a successor  PIM-USA (since February 2007);
                                                   trustee is elected or     Director and President of Pioneer
                                                   earlier retirement or     and Pioneer Institutional Asset
                                                   removal.                  Management, Inc. (since February
                                                                             2007); Executive Vice President
                                                                             of all of the Pioneer Funds
                                                                             (since March 2007); Director of
                                                                             PGAM (2007 - 2010); Head of New
                                                                             Europe Division, PGAM (2000 -
                                                                             2005); and Head of New Markets
                                                                             Division, PGAM (2005 - 2007)
-----------------------------------------------------------------------------------------------------------------------------------

* Mr. Cogan and Mr. Kingsbury are Interested Trustees because they are officers or directors of the Fund's investment adviser and certain of its affiliates.

                 Pioneer Fundamental Growth Fund | Annual Report | 3/31/11    47

Independent Trustees

-----------------------------------------------------------------------------------------------------------------------------------
                          Position Held    Length of Service                                              Other Directorships
Name and Age              with the Fund    and Term of Office          Principal Occupation               Held by this Trustee
-----------------------------------------------------------------------------------------------------------------------------------
David R. Bock (67)        Trustee          Trustee since 2005.         Managing Partner, Federal City     Director of Enterprise
                                           Serves until a successor    Capital Advisors (corporate        Community Investment, Inc.
                                           trustee is elected or       advisory services company) (1997   (privately held affordable
                                           earlier retirement or       - 2004 and 2008 - present);        housing finance company)
                                           removal.                    Interim Chief Executive Officer,   (1985 - 2010); Director of
                                                                       Oxford Analytica, Inc. (privately  Oxford Analytica, Inc.
                                                                       held research and consulting       (2008 - present); Director
                                                                       company) (2010); Executive Vice    of The Swiss Helvetia
                                                                       President and Chief Financial      Fund, Inc. (closed-end
                                                                       Officer, I-trax, Inc. (publicly    fund) (2010 - present);
                                                                       traded health care services        and Director of New York
                                                                       company) (2004 - 2007); and        Mortgage Trust (publicly
                                                                       Executive Vice President and       traded mortgage REIT)
                                                                       Chief Financial Officer, Pedestal  (2004 - 2009)
                                                                       Inc. (internet-based mortgage
                                                                       trading company) (2000 - 2002)
-----------------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (62)         Trustee          Trustee since 2002.         Chairman, Bush International, LLC  Director of Marriott
                                           Serves until a successor    (international financial advisory  International, Inc. (2008
                                           trustee is elected or       firm) (1991 - present); Senior     - present); Director of
                                           earlier retirement or       Managing Director, Brock Capital   Discover Financial
                                           removal.                    Group, LLC (strategic business     Services (credit card
                                                                       advisors) (2010 - present);        issuer and electronic
                                                                       Managing Director, Federal         payment services) (2007 -
                                                                       Housing Finance Board (oversight   present); Former Director
                                                                       of Federal Home Loan Bank system)  of Briggs & Stratton
                                                                       (1989 - 1991); Vice President and  Co.(engine manufacturer)
                                                                       Head of International Finance,     (2004 - 2009); Former
                                                                       Federal National Mortgage          Director of UAL
                                                                       Association (1988 - 1989); U.S.    Corporation (airline
                                                                       Alternate Executive Director,      holding company) (2006 -
                                                                       International Monetary Fund (1984  2010); Director of ManTech
                                                                       - 1988); Executive Assistant to    International Corporation
                                                                       Deputy Secretary of the U.S.       (national security,
                                                                       Treasury, U.S. Treasury            defense, and intelligence
                                                                       Department (1982 - 1984); and      technology firm) (2006 -
                                                                       Vice President and Team Leader in  present); Member, Board of
                                                                       Corporate Banking, Bankers Trust   Governors, Investment
                                                                       Co. (1976 - 1982)                  Company Institute (2007 -
                                                                                                          present); Member, Board of
                                                                                                          Governors, Independent
                                                                                                          Directors Council (2007 -
                                                                                                          present);
-----------------------------------------------------------------------------------------------------------------------------------

48    Pioneer Fundamental Growth Fund | Annual Report | 3/31/11

-----------------------------------------------------------------------------------------------------------------------------------
                          Position Held    Length of Service                                              Other Directorships
Name and Age              with the Fund    and Term of Office          Principal Occupation               Held by this Trustee
-----------------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (continued)                                                                                  Former Director of Brady
                                                                                                          Corporation (2000 - 2007);
                                                                                                          Former Director of
                                                                                                          Mortgage Guaranty
                                                                                                          Insurance Corporation
                                                                                                          (1991 - 2006); Former
                                                                                                          Director of Millennium
                                                                                                          Chemicals, Inc. (commodity
                                                                                                          chemicals) (2002 - 2005);
                                                                                                          Former Director, R.J.
                                                                                                          Reynolds Tobacco Holdings,
                                                                                                          Inc. (tobacco) (1999 -
                                                                                                          2005); and Former Director
                                                                                                          of Texaco, Inc. (1997 -
                                                                                                          2001)
-----------------------------------------------------------------------------------------------------------------------------------
Benjamin M. Friedman (66) Trustee          Trustee since 2008.         William Joseph Maier Professor of  Trustee, Mellon
                                           Serves until a successor    Political Economy, Harvard         Institutional Funds
                                           trustee is elected or       University (1972 - present)        Investment Trust and
                                           earlier retirement or                                          Mellon Institutional Funds
                                           removal.                                                       Master Portfolio (oversaw
                                                                                                          17 portfolios in fund
                                                                                                          complex) (1989 - 2008)
-----------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (63) Trustee          Trustee since 2002.         Founding Director, Vice President  None
                                           Serves until a successor    and Corporate Secretary, The
                                           trustee is elected or       Winthrop Group, Inc. (consulting
                                           earlier retirement or       firm) (1982 - present); Desautels
                                           removal.                    Faculty of Management, McGill
                                                                       University (1999 - present); and
                                                                       Manager of Research Operations
                                                                       and Organizational Learning,
                                                                       Xerox PARC, Xerox's Advance
                                                                       Research Center (1990 - 1994)
-----------------------------------------------------------------------------------------------------------------------------------
Thomas J. Perna (60)      Trustee          Trustee since 2006.         Chairman and Chief Executive       Director, Broadridge
                                           Serves until a successor    Officer, Quadriserv, Inc.          Financial Solutions, Inc.
                                           trustee is elected or       (technology products for           (investor communications
                                           earlier retirement or       securities lending industry)       and securities processing
                                           removal.                    (2008 - present); private          provider for financial
                                                                       investor (2004 - 2008); and        services industry) (2009 -
                                                                       Senior Executive Vice President,   present); and Director,
                                                                       The Bank of New York (financial    Quadriserv, Inc. (2005 -
                                                                       and securities services) (1986 -   present)
                                                                       2004)
-----------------------------------------------------------------------------------------------------------------------------------

                  Pioneer Fundamental Growth Fund | Annual Report | 3/31/11

-----------------------------------------------------------------------------------------------------------------------------------
                          Position Held    Length of Service                                              Other Directorships
Name and Age              with the Fund    and Term of Office          Principal Occupation               Held by this Trustee
-----------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (62)  Trustee          Trustee since 2002.         President and Chief Executive      Director of New America
                                           Serves until a successor    Officer, Newbury, Piret &      High Income Fund, Inc.
                                           trustee is elected or       Company, Inc. (investment banking  (closed-end investment
                                           earlier retirement or       firm) (1981 - present)             company) (2004 - present);
                                           removal.                                                       and member, Board of
                                                                                                          Governors, Investment
                                                                                                          Company Institute (2000 -
                                                                                                          2006)
-----------------------------------------------------------------------------------------------------------------------------------
Stephen K. West (82)      Trustee          Trustee since 2002.         Senior Counsel, Sullivan &     Director, The Swiss
                                           Serves until a successor    Cromwell LLP (law firm) (1998 -    Helvetia Fund, Inc.
                                           trustee is elected or       present); and Partner, Sullivan    (closed-end investment
                                           earlier retirement or       & Cromwell LLP (prior to 1998) company); and Director,
                                           removal.                                                       AMVESCAP, PLC (investment
                                                                                                          manager) (1997 - 2005)
-----------------------------------------------------------------------------------------------------------------------------------


50    Pioneer Fundamental Growth Fund | Annual Report | 3/31/11

Fund Officers

-----------------------------------------------------------------------------------------------------------------------------------
                           Position Held   Length of Service                                              Other Directorships
Name and Age               with the Fund   and Term of Office      Principal Occupation                   Held by this Officer
-----------------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (46) Secretary       Since 2010. Serves at   Vice President and Associate General   None
                                           the discretion of the   Counsel of Pioneer since January 2008
                                           Board.                  and Secretary of all of the Pioneer
                                                                   Funds since June 2010; Assistant
                                                                   Secretary of all of the Pioneer Funds
                                                                   from September 2003 to May 2010; and
                                                                   Vice President and Senior Counsel of
                                                                   Pioneer from July 2002 to December 2007
-----------------------------------------------------------------------------------------------------------------------------------
Carol B. Hannigan (50)     Assistant       Since 2010. Serves at   Fund Governance Director of Pioneer    None
                           Secretary       the discretion of the   since December 2006 and Assistant
                                           Board.                  Secretary of all the Pioneer Funds
                                                                   since June 2010; Manager -- Fund
                                                                   Governance of Pioneer from December
                                                                   2003 to November 2006; and Senior
                                                                   Paralegal of Pioneer from January 2000
                                                                   to November 2003
-----------------------------------------------------------------------------------------------------------------------------------
Thomas Reyes (48)          Assistant       Since 2010. Serves at   Counsel of Pioneer since June 2007 and None
                           Secretary       the discretion of the   Assistant Secretary of all the Pioneer
                                           Board.                  Funds since June 2010; and Vice
                                                                   President and Counsel at State Street
                                                                   Bank from October 2004 to June 2007
-----------------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (51)       Treasurer       Since 2008. Serves at   Vice President -- Fund Accounting,     None
                                           the discretion of the   Administration and Controllership
                                           Board.                  Services of Pioneer; Treasurer of all
                                                                   of the Pioneer Funds since March 2008;
                                                                   Deputy Treasurer of Pioneer from March
                                                                   2004 to February 2008; Assistant
                                                                   Treasurer of all of the Pioneer Funds
                                                                   from March 2004 to February 2008; and
                                                                   Treasurer and Senior Vice President,
                                                                   CDC IXIS Asset Management Services,
                                                                   from 2002 to 2003
-----------------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (45)      Assistant       Since 2002. Serves at   Assistant Vice President -- Fund       None
                           Treasurer       the discretion of the   Accounting, Administration and
                                           Board.                  Controllership Services of Pioneer;
                                                                   and Assistant Treasurer of all of the
                                                                   Pioneer Funds
-----------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (52)         Assistant       Since 2002. Serves at   Fund Accounting Manager -- Fund        None
                           Treasurer       the discretion of the   Accounting, Administration and
                                           Board.                  Controllership Services of Pioneer;
                                                                   and Assistant Treasurer of all of the
                                                                   Pioneer Funds

-----------------------------------------------------------------------------------------------------------------------------------

                  Pioneer Fundamental Growth Fund | Annual Report | 3/31/11
51

-----------------------------------------------------------------------------------------------------------------------------------
                           Position Held   Length of Service                                              Other Directorships
Name and Age               with the Fund   and Term of Office      Principal Occupation                   Held by this Officer
-----------------------------------------------------------------------------------------------------------------------------------
David F. Johnson (31)      Assistant       Since 2009. Serves at   Fund Administration Manager -- Fund    None
                           Treasurer       the discretion of the   Accounting, Administration and
                                           Board.                  Controllership Services since November
                                                                   2008; Assistant Treasurer of all of
                                                                   the Pioneer Funds since January 2009;
                                                                   and Client Service Manager --
                                                                   Institutional Investor Services at
                                                                   State Street Bank from March 2003 to
                                                                   March 2007
-----------------------------------------------------------------------------------------------------------------------------------
Jean M. Bradley (58)       Chief           Since 2010. Serves at   Chief Compliance Officer of Pioneer    None
                           Compliance      the discretion of the   and of all the Pioneer Funds since
                           Officer         Board.                  March 2010; Director of Adviser and
                                                                   Portfolio Compliance at Pioneer since
                                                                   October 2005; and Senior Compliance
                                                                   Officer for Columbia Management
                                                                   Advisers, Inc. from October 2003 to
                                                                   October 2005
-----------------------------------------------------------------------------------------------------------------------------------


52    Pioneer Fundamental Growth Fund | Annual Report | 3/31/11

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.


Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                               1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                            1-800-225-4321

Retirement plans information                                    1-800-622-0176


Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014


Our toll-free fax                                               1-800-225-4240


Our internet e-mail address                 ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)



Visit our web site: www.pioneerinvestments.com




This report must be preceded or accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Fund, including fees associated with the filings of its Form N-1A, totaled approximately $28,386 in 2011 and approximately
$27,900 in 2010.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees
There were no fees for audit-related services provided to the Fund during the fiscal years ended
March 31, 2011 and 2010.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled $8,290 in 2011 and $8,290 in 2010.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Other Fees
There were no fees for other services
provided to the Fund during the fiscal years ended
March 31, 2011 and 2010.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new
SEC pre-approval rules, the Fund's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund. For the years ended March 31, 2011 and 2010, there were no services provided to an affiliate that required the Fund's audit committee pre-approval.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled approximately $8,290 in 2011 and $8,290 in 2010.

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre- approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Fundamental Growth Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date May 27, 2011


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date May 27, 2011


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date May 27, 2011

* Print the name and title of each signing officer under his or her signature.